Employee benefits: variable compensation (Narrative) (Detail 2) $ in Millions	Dec. 31, 2023 USD ($) yr	Dec. 31, 2022 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Carrying amount of liability related to cash-settled share-based awards | $	$ 64	$ 43
Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years) | yr	2.2